Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets:
Due from related parties	$ 3	$ 667
Total assets	3	667
Liabilities:
Due to related parties	7,319	13,686
Deferred revenue - current (e)	9,500	6,936
Hire receivable (c)
Assets:
Due from related parties	3	667
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	7,319	12,333
Management fee payable to CSM (b)
Liabilities:
Due to related parties	0	1,353
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	6,634	5,198
Total liabilities	$ 13,953	$ 18,884